Securities	12 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE B – SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2019 and 2018 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2019
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
U.S. Treasury securities	$496	$1	$-	$497
Agency bonds	501	4	-	505
Agency mortgage-backed: residential	43	-	-	43
	$1,040	$5	$-	$1,045

Held-to-maturity Securities
Agency mortgage-backed: residential	$775	$14	$14	$775

	2018
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities	$48	$-	$-	$48
Agency mortgage-backed:residential

Held-to-maturity Securities	$1,002	$19	$23	$998
Agency mortgage-backed: residential

At June 30, 2019, the Company’s debt securities consisted of a single U.S. Treasury note, a single agency bond and mortgage-backed securities, which do not have a single maturity date.

The amortized cost and estimated fair value of securities as of June 30, 2019, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are not shown.

(in thousands)	Amortized Cost	Fair Value
Available for sale:
Within one year	$496	$497
One to five years	501	505
	$997	$1,002

There were no sales of securities during the fiscal year ended June 30, 2019 or 2018. At June 30, 2019 the Company had $545,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $14,000, while at June 30, 2018, the Company had $643,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $23,000. Unrealized losses on agency mortgage-backed securities have not been recognized into income because they are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the investments reach maturity.

At June 30, 2019 and 2018, pledged securities and time deposits totaled $2.0 million and $2.1 million, respectively. At June 30, 2019 and 2018, the pledged total included time deposits and/or overnight deposits of $1.5 million and $1.5 million, respectively.